Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Allowance for Accounts Receivables	$ 407,776	$ 117,030	$ 125,987
Accumulated Amortization	$ 352,763	$ 187,666	$ 79,166
Stockholders Equity
Preferred Stock shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock shares Authorized	30,000,000	30,000,000	30,000,000
Preferred Stock shares Issued	0	0	0
Preferred Stock shares Outstanding	0	0	0
Common Stock shares par value	$ 0.001	$ 0.001	$ 0.001
Common Stock shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock shares Issued	1,976,399	1,937,329	1,752,175
Common Stock shares Outstanding	1,976,399	1,937,329	1,752,175